SPECTRUM ADVISORS PREFERRED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 22.3%
	DEBT FUNDS - 22.3%
17,500	iShares iBoxx High Yield Corporate Bond ETF			$ 1,540,700
36,300	iShares Preferred & Income Securities ETF			1,427,861
17,000	SPDR Bloomberg Barclays Convertible Securities ETF			1,474,410
				4,442,971

	TOTAL EXCHANGE-TRADED FUNDS (Cost $4,331,692)			4,442,971

	OPEN END MUTUAL FUNDS — 26.3%
	DEBT FUNDS - 26.3%
208,100	Braddock Multi-Strategy Income Fund, Institutional Class			1,527,454
527,066	SEI Institutional Managed Trust - High Yield Bond, Class F			3,726,353
				5,253,807

	TOTAL OPEN END MUTUAL FUNDS (Cost $4,963,391)			5,253,807

	SHORT-TERM INVESTMENTS — 43.0%
	MONEY MARKET FUNDS - 43.0%
4,290,213	Fidelity Government Portfolio, Institutional Class, 0.01%(a)			4,290,213
4,290,212	First American Government Obligations Fund, Class Z, 0.02%(a)			4,290,212
	TOTAL MONEY MARKET FUNDS (Cost $8,580,425)			8,580,425

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,580,425)			8,580,425

	TOTAL INVESTMENTS - 91.6% (Cost $17,875,508)			$ 18,277,203
	OTHER ASSETS IN EXCESS OF LIABILITIES- 8.4%			1,667,984
	NET ASSETS - 100.0%			$ 19,945,187

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)
17	CME E-Mini NASDAQ 100 Index Future	09/17/2021	$ 4,946,660	$ 99,500
41	CME E-mini Russell 2000 Index Futures	09/17/2021	4,730,990	(68,795)
23	CME E-Mini Standard & Poor's 500 Index Future	09/17/2021	4,931,890	(3,335)
	TOTAL FUTURES CONTRACTS			$ 27,370

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven-day effective yield as of June 30, 2021.

SPECTRUM ADVISORS PREFERRED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

TOTAL RETURN SWAPS
Number of Shares	Reference Entity	Notional Amount at June 30, 2021	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Appreciation
Long Position:
3,157	Applied Material, Inc.	$ 449,557	1-Mth USD LIBOR plus 30 bp	7/21/2022	BRC	$ 40,584
584	ASML Holdimngs Co.	403,451	1-Mth USD LIBOR plus 30 bp	7/21/2022	BRC	6,812
814	Broadcom, Inc.	388,148	1-Mth USD LIBOR plus 30 bp	7/21/2022	BRC	14,199
1,225	KLA, Inc.	397,157	1-Mth USD LIBOR plus 30 bp	7/21/2022	BRC	32,717
619	LAM research Corp.	402,783	1-Mth USD LIBOR plus 30 bp	7/21/2022	BRC	20,323
9,399	Marvell Techcnology, Inc.	548,244	1-Mth USD LIBOR plus 30 bp	7/21/2022	BRC	120,527
2,455	Microchip Techcnology, Inc.	367,612	1-Mth USD LIBOR plus 30 bp	7/21/2022	BRC	7,895
4,580	Micron Techcnology, Inc.	389,208	1-Mth USD LIBOR plus 30 bp	7/21/2022	BRC	49,958
4,029	Maxim Integrated Products, Inc.	424,495	1-Mth USD LIBOR plus 30 bp	7/21/2022	BRC	33,589
1,933	NXP Semiconductors NV	397,657	1-Mth USD LIBOR plus 30 bp	7/21/2022	BRC	27,556
2,286	Skyworks Solutions, Inc.	438,341	1-Mth USD LIBOR plus 30 bp	7/21/2022	BRC	99,104
1,940	Texas Instruments, Inc.	373,062	1-Mth USD LIBOR plus 30 bp	7/21/2022	BRC	16,851

					Total:	$ 470,115
	BRC - Barclays Capital
	LIBOR - London Interbank Offered Rate
(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

SPECTRUM LOW VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021

Shares		Fair Value
	OPEN-END MUTUAL FUNDS — 74.7%
	ALTERNATIVE FUND - 4.6%
2,078,852	DoubleLine Flexible Income Fund, Class I	$ 20,185,650

	DEBT FUNDS - 70.1%
3,674,650	AlphaCentric Income Opportunities Fund, Class I	42,883,167
2,026,931	Axonic Strategic Income Fund, Class I	20,269,315
1,798,469	BlackRock Strategic Municipal Opportunities Fund, Class K	21,545,663
3,690,156	Braddock Multi-Strategy Income Fund, Institutional Class	27,085,748
2,992,548	Cohen & Steers Preferred Securities and Income Fund, Inc., Class F	43,242,322
3,338,058	Columbia Mortgage Opportunities Fund, Class I3	36,184,545
5,846,794	Invesco Floating Rate ESG Fund, Class R6	42,856,998
3,593,929	Invesco Rochester Municipal Opportunities Fund, Class R6	29,578,035
1,185,723	Nuveen High Yield Municipal Bond Fund, Class I	21,959,586
2,057,639	Semper MBS Total Return Fund, Institutional Class	19,732,761
		305,338,140

	TOTAL OPEN-END FUNDS (Cost $309,731,044)	325,523,790

	SHORT-TERM INVESTMENTS — 21.6%
	MONEY MARKET FUND - 21.6%
94,065,210	Fidelity Government Portfolio, Institutional Class, 0.01% (a) TOTAL MONEY MARKET FUND (Cost $94,065,210)	94,065,210

	TOTAL INVESTMENTS - 96.3% (Cost $403,796,254)	$ 419,589,000
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.7%	16,120,051
	NET ASSETS - 100.0%	$ 435,709,051

(a)	Rate disclosed is the seven-day effective yield as of June 30, 2021.

SPECTRUM LOW VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued) June 30, 2021 (Unaudited)

TOTAL RETURN SWAPS
Number of Shares	Reference Entity*	Notional Amount at June 30, 2021	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Appreciation (Depreciation)
Long Position:
2,042,706	AlphaCentric Income Opportunities Fund	$ 23,838,378	3-Mth USD LIBOR plus 185 bp	6/30/2022	BRC	$ -
1,026,518	AlphaCentric Income Opportunities Fund	11,979,473	3-Mth USD LIBOR plus 185 bp	7/22/2022	CIBC	-
1,606,805	Blackrock Income Fund	17,096,411	3-Mth USD LIBOR plus 150 bp	6/30/2022	BRC	-
5,543,189	Credit Suisse Floating Rate High Income Fund	36,806,779	3-Mth USD LIBOR plus 150 bp	6/30/2022	BRC	-
5,083,908	Eaton Vance Floating-Rate Advantaged Fund	53,736,914	3-Mth USD LIBOR plus 150 bp	6/30/2022	BRC	-
2,787,879	Invesco Rochester Municipal Opportunity Fund	22,944,245	3-Mth USD LIBOR plus 150 bp	6/30/2022	BRC	-
22,604	Invesco Short Duration Inflation Protected Fund	248,873	3-Mth USD LIBOR plus 185 bp	6/27/2022	CIBC	-
5,523,244	Invesco Senior Floating Rate Fund	38,552,247	3-Mth USD LIBOR plus 150 bp	6/30/2022	BRC	-
1,082,251	Nuveen High Yield Municipal Bond Fund	20,043,293	3-Mth USD LIBOR plus 150 bp	6/30/2022	BRC	-
2,792,935	Osterweis Strategic Income Fund	32,314,259	3-Mth USD LIBOR plus 150 bp	6/30/2022	BRC	-
1,051,696	PIMCO Dynamic Bond Fund	11,368,838	3-Mth USD LIBOR plus 185 bp	6/30/2022	BRC	-
1,988,906	PIMCO Income Fund	24,045,873	3-Mth USD LIBOR plus 185 bp	6/30/2022	BRC	-
4,008,319	PIMCO Low Duration Income Fund	34,872,381	3-Mth USD LIBOR plus 150 bp	6/30/2022	BRC	-
2,116,640	PIMCO Preferred Capital Security Fund	24,045,030	3-Mth USD LIBOR plus 185 bp	7/25/2022	CIBC	-

					Total:	$ -
	BRC - Barclays Capital
	CIBC - Canadian Imperial Bank of Commerce
	LIBOR - London Interbank Offered Rate
(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.
	* Swap contract reset at June 30, 2021.

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION: (1)(2)(3)
Reference Entity	Counterparty	Termination Date	Interest Rate Payable (4)	Notional Value at June 30, 2021	Fair Value	Upfront Premiums Paid	Unrealized Appreciation
CDX North American High Yield Series 36 v1	CS	6/20/2026	500 bps	$ 43,300,000	$ 4,479,726	$ 4,369,438	$ 110,288

CS - Credit Suisse Securities (USA) LLC
(1) For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and receive the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.
(2) For centrally cleared swaps, implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap contracts as of period will serve as an indicator of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.
(3) For centrally cleared swaps, the notional amounts represents the maximum potential the Fund may pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the CDX HY S36.
(4) Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

SPECTRUM UNCONSTRAINED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021

Shares		Fair Value
	OPEN END MUTUAL FUNDS — 28.6%
	DEBT FUNDS - 28.6%
101,086	Axonic Strategic Income Fund, Class I	$ 1,010,864
89,747	James Alpha Structured Credit Value Fund, Class R6	1,003,367
54,289	Nuveen High Yield Municipal Bond Fund, Class I	1,005,429
		3,019,660

	TOTAL OPEN END MUTUAL FUNDS (Cost $3,011,776)	3,019,660

	SHORT-TERM INVESTMENTS — 63.1%
	MONEY MARKET FUNDS - 63.1%
3,334,666	Fidelity Government Portfolio, Institutional Class, 0.01%(a)	3,334,666
3,334,665	First American Government Obligations Fund, Class Z, 0.02%(a)	3,334,665
	TOTAL MONEY MARKET FUNDS (Cost $6,669,331)	6,669,331

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,669,331)	6,669,331

	TOTAL INVESTMENTS - 91.7% (Cost $9,681,107)	$ 9,688,991
	OTHER ASSETS IN EXCESS OF LIABILITIES- 8.3%	872,227
	NET ASSETS - 100.0%	$ 10,561,218

(a)	Rate disclosed is the seven-day effective yield as of June 30, 2021.

TOTAL RETURN SWAPS
Number of Shares	Reference Entity	Notional Amount at June 30, 2021	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Appreciation (Depreciation)
Long Position:
256,630	AlphaCentric Income Opportunities Fund*	$ 2,994,867	3-Mth USD LIBOR plus 150 bp	6/30/2022	BRC	$ -
432,526	AlphaCentric Income Opportunities Fund*	5,047,578	3-Mth USD LIBOR plus 185 bp	7/22/2022	CIBC	-
475,285	Eaton Vance Floating-Rate Advantaged Fund*	5,023,764	3-Mth USD LIBOR plus 150 bp	6/30/2022	BRC	-
68,000	Invesco Senior Loan ETF	1,506,200	1-Mth USD LIBOR plus 20 bp	6/23/2022	BRC	2,071
29,900	iShares iBoxx $ High Yield Corporate Bond ETF	2,632,396	1-Mth USD LIBOR plus 20 bp	7/21/2022	BRC	10,306
80,000	iShares Preferred and Income Securities ETF	3,146,800	1-Mth USD LIBOR plus 20 bp	6/22/2022	BRC	79,562
18,800	SPDR Bloomberg Barclays Convertible Securities ETF	1,630,524	1-Mth USD LIBOR plus 20 bp	7/21/2022	BRC	101,851
95,200	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	2,625,616	1-Mth USD LIBOR plus 20 bp	7/21/2022	BRC	7,435
24,900	VanEck Vectors High Yield Muni ETF	1,583,889	1-Mth USD LIBOR plus 20 bp	7/29/2022	BRC	(289)

					Total:	$ 200,936
	BRC - Barclays Capital
	CIBC - Canadian Imperial Bank of Commerce
	LIBOR - London Interbank Offered Rate
(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.
	* Swap contract reset at June 30, 2021.